INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Tax expense (benefit) computed at statutory rates	$ (29,262)	$ (15,736)	$ 680
Effect of different tax rates in different jurisdictions	1,408	7,514	10,683
Tax benefits for which deferred taxes were not recorded	20,139	15,955	7,300
Permanent differences and other, net	(1,673)	(407)	2,699
Income tax provision (benefit)	$ (9,388)	$ 7,326	$ 21,362